Columbia Variable Portfolio - Short Duration U.S. Government Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Short Duration U.S. Government Fund (the Fund) seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Short Duration U.S. Government Fund		Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia Variable Portfolio - Short Duration U.S. Government Fund Class 1, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia Variable Portfolio - Short Duration U.S. Government Fund Class 2, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia Variable Portfolio - Short Duration U.S. Government Fund Class 3, Columbia Variable Portfolio - Short Duration U.S. Government Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.16%	0.16%	0.16%
Total annual fund operating expenses			0.52%	0.77%	0.65%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Short Duration U.S. Government Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Class 1	53	167	291	656
Class 2, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Class 2	79	246	429	958
Class 3, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Class 3	66	208	363	814

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +3.09% (quarter ended Sept. 30, 2001). • Lowest return for a calendar quarter was -1.94% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Short Duration U.S. Government Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia VP — Short Duration U.S. Government Fund:	Class 3		3.00%	2.97%	3.08%
Barclays Capital U.S. 1-3 Year Government Index		Barclays Capital U.S. 1-3 Year Government Index	(reflects no deduction for fees, expenses or taxes)	2.40%	4.32%	4.07%
Lipper Short U.S. Government Funds Index		Lipper Short U.S. Government Funds Index	(reflects no deduction for taxes)	2.76%	3.87%	3.57%